INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.80%	25.00%	25.00%
Effective loss (income) tax benefit at statutory rate	$ 926	$ (12,627)	$ (1,498)
Rate differential	(136)	2,915	610
Non-deductible expenses	(342)	(1,643)	(857)
Adjustments to prior year tax losses	0	(2,599)	(3,604)
Changes in valuation allowance	(1,872)	5,815	3,601
Other	(222)	(1,081)	1,158
Income tax expense	$ (1,646)	$ (9,220)	$ (590)